LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating leases	2 years 10 months 24 days	3 years 3 months	3 years 1 month 24 days
Weighted-average discount rate
Operating leases	4.50%	4.80%	5.10%
Land use right
Leases
Operating leases	44 years 2 months 1 day	41 years 4 months 2 days	42 years 4 months 2 days
Weighted-average discount rate
Operating leases	4.70%	5.30%	5.10%